Borrowed Funds (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Line of credit with correspondent bank	$ 0	$ 45,250,000
Unsecured lines of credit	12,500,000	12,500,000.0
FRBB [Member]
Potential borrowing capacity	60,776,993	42,181,375
FHLBB [Member]
Line of credit with correspondent bank	500,000	500,000
Qualified collateral borrowing	151,113,385	56,633,552
Potential borrowing capacity	108,736,377	109,444,670
Fees paid for issuance of letters of credit	$ 82,255	$ 61,029